ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Jan. 01, 2015	Dec. 31, 2014	Jan. 01, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and staff welfare			$ 12,817		$ 13,154
Individual income tax withheld			605		621
VAT payable			301		327
Accrued professional fees			1,808		2,284
Accrued advertising fees			634		5,343
Credit card processing charges			376		449
Accrued sales return	$ 1,417	$ 1,417	2,465	$ 1,417	1,417	$ 751
Other accrued expenses			977		1,474
Total			$ 19,983		$ 25,069
Movements in accrued sales return
Balance at the beginning of the period	1,417
Allowance for sales return made in the year	17,491	14,418
Utilization of accrued sales return	(16,443)	(13,752)
Balance at the end of the period	$ 2,465	$ 1,417